Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Jun. 30, 2023
Current assets
Cash and cash equivalents		$ 74,325,312	$ 71,252,380
Accounts receivable		697,359	1,018,691
Advances to suppliers		1,226,705	1,213,563
Inventories		12,416	34,286
Prepayment, receivables and other current assets		2,164,434	6,217,196
Total current assets		93,409,506	84,031,236
Non-current assets
Property, plant and equipment, net		4,626,725	4,812,524
Intangible assets, net		13,942	31,332
Operating lease - right-of-use assets, net		5,446,285	5,634,302
Finance lease - right-of-use assets, net			871,876
Long-term deposits and other non-current assets		60,768,022	62,874,337
Total Non-current assets		70,854,974	74,224,371
TOTAL ASSETS		164,264,480	158,255,607
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and accrued expenses		5,324,345	7,290,320
Advances from customers		1,532,624	2,123,540
Current maturities of operating lease liabilities		357,860	316,253
Current maturities of finance lease liabilities			58,264
Short-term loan		1,383,653	1,356,251
Total current liabilities		10,337,016	12,836,840
Non-current liabilities
Long-term portion of operating lease liabilities		1,538,617	1,636,493
Long-term portion of finance lease liabilities			282,015
Convertible note		1,456,480	3,871,827
Deferred tax liabilities, net		1,819,826	1,819,826
Total non-current liabilities		4,814,923	7,610,161
TOTAL LIABILITIES		15,151,939	20,447,001
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, $1 par value, 100,000,000 shares authorized; 3,078,222 and 544,981 shares issued and outstanding, respectively*	[1]	3,078,222	544,981
Additional paid-in capital		159,737,019	146,460,821
Statutory reserve		664,100	664,100
Accumulate deficits		(8,802,658)	(3,632,766)
Accumulated other comprehensive loss		(6,415,316)	(7,109,254)
Total equity attributable to shareholders		148,261,367	136,927,882
Non-controlling interest		851,174	880,724
TOTAL SHAREHOLDERS’ EQUITY		149,112,541	137,808,606
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		164,264,480	158,255,607
Related Party
Current assets
Due from related parties		14,983,280	4,295,120
LIABILITIES AND SHAREHOLDERS’ EQUITY
Due to related parites		$ 1,738,534	$ 1,692,212

[1]	Retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024.